Income Taxes - Effective Tax Reconciliation (Details) - Foreign Tax Authority [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Tax rates which are different than the UK and Cayman Island rates	0.40%	4.30%	5.00%
Tax impact of asset impairment and disposition	4.50%	0.30%	2.90%
Tax impact of restructuring	2.10%	(4.10%)	0.00%
Tax impact of the tax regulation change	0.90%	0.00%	2.10%
Tax impact of valuation allowance	(4.30%)	0.50%	(1.00%)
Resolution of (reserve for) tax authority audits	2.50%	3.20%	(0.40%)
Total	6.10%	4.20%	8.60%